Derivatives Measured at Fair Value and Disclosed by Balance Sheet Location (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative assets, fair value	$ 17,661	$ 32,989
Derivative liabilities, fair value	23,409	39,486
Designated as Hedging Instrument | Fuel Swaps | Prepaid Expenses and Other Assets
Derivatives, Fair Value [Line Items]
Derivative, fair value		5,079	5,484
Derivative assets, fair value	4,421	5,955
Derivative liabilities, fair value	484	876
Designated as Hedging Instrument | Fuel Swaps | Other Long-term Assets
Derivatives, Fair Value [Line Items]
Derivative, fair value		3,581
Derivative assets, fair value	2,201	3,969
Derivative liabilities, fair value	1,890	388
Designated as Hedging Instrument | Fuel Swaps | Accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, fair value		(16)
Derivative assets, fair value	669	188
Derivative liabilities, fair value	938	204
Designated as Hedging Instrument | Fuel Swaps | Other Long-term Liabilities
Derivatives, Fair Value [Line Items]
Derivative, fair value		349	(440)
Derivative assets, fair value	189	391
Derivative liabilities, fair value	180	42
Designated as Hedging Instrument | Fuel Collars | Prepaid Expenses and Other Assets
Derivatives, Fair Value [Line Items]
Derivative, fair value		1,085	4,377
Derivative assets, fair value	614	1,615
Derivative liabilities, fair value	322	530
Designated as Hedging Instrument | Fuel Collars | Other Long-term Assets
Derivatives, Fair Value [Line Items]
Derivative, fair value			740
Designated as Hedging Instrument | Fuel Collars | Accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, fair value		(18)
Derivative assets, fair value		51
Derivative liabilities, fair value		69
Designated as Hedging Instrument | Fuel Collars | Other Long-term Liabilities
Derivatives, Fair Value [Line Items]
Derivative, fair value		678
Derivative assets, fair value	207	1,908
Derivative liabilities, fair value	202	1,230
Designated as Hedging Instrument | Foreign Currency Option Contracts | Accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivative, fair value		(20,267)
Derivative liabilities, fair value	18,756	20,267
Designated as Hedging Instrument | Foreign Currency Option Contracts | Other Long-term Liabilities
Derivatives, Fair Value [Line Items]
Derivative, fair value		(16,443)	(15,927)
Derivative liabilities, fair value		16,443
Designated as Hedging Instrument | Foreign Currency Forward Contract | Prepaid Expenses and Other Assets
Derivatives, Fair Value [Line Items]
Derivative, fair value		11,685
Derivative assets, fair value		11,685
Designated as Hedging Instrument | Foreign Currency Collar | Prepaid Expenses and Other Assets
Derivatives, Fair Value [Line Items]
Derivative assets, fair value	10,425
Derivative liabilities, fair value	30
Designated as Hedging Instrument | Foreign Currency Collar | Other Long-term Assets
Derivatives, Fair Value [Line Items]
Derivative, fair value		8,152
Derivative assets, fair value		9,765
Derivative liabilities, fair value		1,613
Designated as Hedging Instrument | Interest Rate Swap | Accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, fair value	898
Designated as Hedging Instrument | Interest Rate Swap | Other Long-term Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities, fair value	2,233
Not Designated as Hedging Instrument | Fuel Options | Prepaid Expenses and Other Assets
Derivatives, Fair Value [Line Items]
Derivative, fair value		(304)
Derivative liabilities, fair value	322	304
Not Designated as Hedging Instrument | Fuel Options | Other Long-term Assets
Derivatives, Fair Value [Line Items]
Derivative, fair value			(1,278)
Not Designated as Hedging Instrument | Fuel Options | Other Long-term Liabilities
Derivatives, Fair Value [Line Items]
Derivative, fair value		(1,231)	(1,670)
Derivative liabilities, fair value	$ 202	$ 1,231